Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.76%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		998	$100,070
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,966	94,879
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,642	47,470
Vanguard Short-Term Treasury ETF (a)............................................................................		1,643	94,949
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)			337,368
		Notional
PURCHASED OPTIONS - 145.87% (b)(c)	Contracts	Amount

CALL OPTIONS - 101.60%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $425.94......................................	14	$501,984	4,741
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.43..........................................	24	860,544	857,312
PUT OPTIONS - 44.27%			862,053

iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.52...................	74	758,130	183,825
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price
$114.09................................................................................................................	83	850,335	107,388
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $383.35......................................	24	860,544	82,212
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.80.......................................	24	860,544	2,137
TOTAL PURCHASED OPTIONS (Cost $1,205,062)			375,562
			1,237,615
Total Investments (Cost $1,550,758) - 185.63%............................................................			1,574,983
Liabilities in Excess of Other Assets - (85.63)%.............................................................			(726,544)
....................................................................................TOTAL NET ASSETS - 100.00%			$848,439

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,368.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	3/10/2023	$170.80	24	$(860,544)	$(456,970)
PUT OPTIONS					(456,970)

iShares 20+ Year Treasury Bond ETF...............	3/10/2023	$134.23	74	(758,130)	(231,991)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	3/10/2023	$120.10	83	(850,335)	(153,306)
S&P 500® Mini Index...................................	3/10/2023	$425.94	24	(860,544)	(154,855)
TOTAL OPTIONS WRITTEN (Premiums Received $823,401)					(540,152)
					$(997,122)